UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21423

                       The Gabelli Dividend & Income Trust
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                              (THE GABELLI LOGO)
                                                         DIVIDEND & INCOME TRUST

                       THE GABELLI DIVIDEND & INCOME TRUST

                              Third Quarter Report
                               September 30, 2008

TO OUR SHAREHOLDERS,

     During the third quarter of 2008, The Gabelli Dividend & Income Trust's (the "Fund") total return was down 14.68% on a net asset value ("NAV") basis, compared to a loss of 8.36% for the Standard & Poor's ("S&P") 500 Index. The Fund's market price, adjusted for distributions, declined 20.31% during the third quarter of 2008. The Fund's market price on September 30, 2008 was $13.78, which equates to a 20.44% discount to its NAV of $17.32 at the end of the quarter.

     Enclosed is the investment portfolio as of September 30, 2008.

COMPARATIVE RESULTS

           AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2008 (A)

                                                                         Since
                                                                       Inception
                                         Quarter   1 Year    3 Year   (11/28/03)
                                         -------   ------    ------   ----------
GABELLI DIVIDEND & INCOME TRUST
   NAV TOTAL RETURN (b)...............   (14.68)%  (25.04)%  (0.11)%     4.43%
   INVESTMENT TOTAL RETURN (c)........   (20.31)   (30.00)   (2.16)     (0.63)
S&P 500 Index.........................    (8.36)   (21.96)    0.22       3.96
Dow Jones Industrial Average..........    (3.72)   (19.85)    3.31       4.58
Nasdaq Composite Index................    (8.77)   (22.57)   (0.94)      1.35

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE DOW JONES INDUSTRIAL AVERAGE IS AN UNMANAGED INDEX OF 30 LARGE CAPITALIZATION STOCKS. THE S&P 500 AND THE NASDAQ COMPOSITE INDICES ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED EXCEPT FOR THE NASDAQ COMPOSITE INDEX. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN THE NAV PER SHARE AND REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN IS BASED ON AN INITIAL NAV OF $19.06.

(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE NEW YORK STOCK EXCHANGE AND REINVESTMENT OF DISTRIBUTIONS. SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $20.00.

We have separated the portfolio managers' commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers' commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

                       THE GABELLI DIVIDEND & INCOME TRUST
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                        --------------
             COMMON STOCKS -- 93.5%
             AEROSPACE -- 1.3%
    40,000   Boeing Co. .......................................   $    2,294,000
    60,000   DRS Technologies Inc. ............................        4,605,000
    10,000   Goodrich Corp. ...................................          416,000
    55,000   Kaman Corp. ......................................        1,566,400
   145,000   Rockwell Automation Inc. .........................        5,414,300
 2,000,000   Rolls-Royce Group plc+ ...........................       11,964,870
                                                                  --------------
                                                                      26,260,570
                                                                  --------------
             AGRICULTURE -- 0.1%
   115,000   Archer-Daniels-Midland Co. .......................        2,519,650
                                                                  --------------
             AUTOMOTIVE -- 0.3%
     4,000   Copart Inc.+ .....................................          152,000
   440,000   General Motors Corp. .............................        4,158,000
    10,000   Navistar International Corp.+ ....................          541,800
                                                                  --------------
                                                                       4,851,800
                                                                  --------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.8%
   386,000   Genuine Parts Co. ................................       15,521,060
                                                                  --------------
             BUILDING AND CONSTRUCTION -- 0.0%
    15,000   Layne Christensen Co.+ ...........................          531,450
                                                                  --------------
             BUSINESS SERVICES -- 0.5%
   165,000   Diebold Inc. .....................................        5,463,150
    20,000   IKON Office Solutions Inc. .......................          340,200
   120,000   Intermec Inc.+ ...................................        2,356,800
    40,000   Lender Processing Services Inc. ..................        1,220,800
    30,000   PHH Corp.+ .......................................          398,700
   277,000   Trans-Lux Corp.+ (a) .............................          753,440
                                                                  --------------
                                                                      10,533,090
                                                                  --------------
             CABLE AND SATELLITE -- 2.4%
   670,000   Cablevision Systems Corp., Cl. A .................       16,857,200
    14,200   Cogeco Inc. ......................................          416,293
   230,000   DISH Network Corp., Cl. A+ .......................        4,830,000
    46,000   EchoStar Corp., Cl. A+ ...........................        1,108,600
    81,734   Liberty Global Inc., Cl. A+ ......................        2,476,540
    34,318   Liberty Global Inc., Cl. C+ ......................          963,993
   180,000   Rogers Communications Inc., Cl. B ................        5,983,200
   500,000   The DIRECTV Group Inc.+ ..........................       13,085,000
    35,213   Zon Multimedia Servicos de
                Telecomunicacoes e Multimedia SGPS SA .........          257,282
     7,042   Zon Multimedia Servicos de
                Telecomunicacoes e Multimedia SGPS SA, ADR ....           51,337
                                                                  --------------
                                                                      46,029,445
                                                                  --------------

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                        --------------
             COMMUNICATIONS EQUIPMENT -- 0.1%
    75,000   Foundry Networks Inc.+............................   $    1,365,750
    15,000   Thomas & Betts Corp.+.............................          586,050
                                                                  --------------
                                                                       1,951,800
                                                                  --------------
             COMPUTER HARDWARE -- 0.0%
    14,000   SanDisk Corp.+....................................          273,700
                                                                  --------------
             COMPUTER SOFTWARE AND SERVICES -- 0.4%
       300   Captaris Inc.+....................................            1,383
     1,000   i2 Technologies Inc.+.............................           13,490
   170,000   Metavante Technologies Inc.+......................        3,274,200
    30,000   Microsoft Corp....................................          800,700
    19,800   NDS Group plc, ADR+...............................        1,106,622
     1,000   Secure Computing Corp.+...........................            5,480
   100,000   Yahoo! Inc.+......................................        1,730,000
                                                                  --------------
                                                                       6,931,875
                                                                  --------------
             CONSUMER PRODUCTS -- 3.5%
   200,000   Alberto-Culver Co.................................        5,448,000
    25,000   Altria Group Inc..................................          496,000
    65,000   Avon Products Inc.................................        2,702,050
   300,000   Eastman Kodak Co..................................        4,614,000
    40,000   Fortune Brands Inc................................        2,294,400
    40,000   Hanesbrands Inc.+.................................          870,000
   100,000   Harman International Industries Inc...............        3,407,000
     2,000   Heelys Inc.+......................................            8,960
   170,000   Kimberly-Clark Corp...............................       11,022,800
    55,000   Mattel Inc........................................          992,200
    25,000   Philip Morris International Inc...................        1,202,500
   175,000   Procter & Gamble Co...............................       12,195,750
 1,020,000   Swedish Match AB..................................       17,678,154
    70,000   UST Inc...........................................        4,657,800
                                                                  --------------
                                                                      67,589,614
                                                                  --------------
             DIVERSIFIED INDUSTRIAL -- 3.1%
   148,000   Bouygues SA.......................................        6,615,235
   208,000   Cooper Industries Ltd., Cl. A.....................        8,309,600
   500,000   General Electric Co...............................       12,750,000
   275,000   Honeywell International Inc.......................       11,426,250
    95,000   ITT Corp..........................................        5,282,950
   130,000   Owens-Illinois Inc.+..............................        3,822,000
     2,000   Pentair Inc.......................................           69,140
     2,000   Textron Inc.......................................           58,560
 1,051,000   Tomkins plc.......................................        2,872,836
   205,000   Tyco International Ltd............................        7,179,100
 2,229,765   WHX Corp.+........................................        3,121,671
                                                                  --------------
                                                                      61,507,342
                                                                  --------------

               See accompanying notes to schedule of investments.

                      THE GABELLI DIVIDEND & INCOME TRUST
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                        --------------
             COMMON STOCKS (CONTINUED)
             ELECTRONICS -- 1.2%
     1,000   Epcos AG .........................................   $       25,115
 1,000,000   Intel Corp. ......................................       18,730,000
   190,000   Tyco Electronics Ltd. ............................        5,255,400
     1,000   Xantrex Technology Inc.+ .........................           14,076
                                                                  --------------
                                                                      24,024,591
                                                                  --------------
             ENERGY AND UTILITIES: ELECTRIC -- 5.2%
    30,000   Allegheny Energy Inc. ............................        1,103,100
    85,000   ALLETE Inc. ......................................        3,782,500
   250,000   American Electric Power Co. Inc. .................        9,257,500
       720   Brookfield Infrastructure Partners LP ............           11,326
    15,000   CMS Energy Corp. .................................          187,050
   410,000   DPL Inc. .........................................       10,168,000
    20,000   Edison International .............................          798,000
   270,000   Electric Power Development Co. Ltd. ..............        8,606,083
   220,000   FPL Group Inc. ...................................       11,066,000
   804,698   Great Plains Energy Inc. .........................       17,880,390
   370,000   Integrys Energy Group Inc. .......................       18,477,800
   120,000   Pepco Holdings Inc. ..............................        2,749,200
   240,000   Pinnacle West Capital Corp. ......................        8,258,400
   100,000   Southern Co. .....................................        3,769,000
   225,000   Unisource Energy Corp. ...........................        6,567,750
                                                                  --------------
                                                                     102,682,099
                                                                  --------------
             ENERGY AND UTILITIES: INTEGRATED -- 9.5%
    12,000   Alliant Energy Corp. .............................          386,520
   140,000   Ameren Corp. .....................................        5,464,200
    50,000   Avista Corp. .....................................        1,085,500
    15,000   Black Hills Corp. ................................          466,050
    40,000   CH Energy Group Inc. .............................        1,742,800
   108,000   Chubu Electric Power Co. Inc. ....................        2,523,436
   150,000   CONSOL Energy Inc. ...............................        6,883,500
   205,000   Consolidated Edison Inc. .........................        8,806,800
    60,000   Dominion Resources Inc. ..........................        2,566,800
   200,000   Duke Energy Corp. ................................        3,486,000
   430,000   Edison SpA .......................................          706,446
   500,000   El Paso Corp. ....................................        6,380,000
    80,000   Endesa SA ........................................        2,896,682
   300,000   Enel SpA .........................................        2,487,576
    47,000   Enel SpA, ADR ....................................        1,961,961
    20,000   Exelon Corp. .....................................        1,252,400
   162,000   FirstEnergy Corp. ................................       10,852,380
   150,000   Hawaiian Electric Industries Inc. ................        4,366,500
   250,000   Hera SpA .........................................          683,837
   121,500   Hokkaido Electric Power Co. Inc. .................        2,513,281
   121,500   Hokuriku Electric Power Co. ......................        2,907,409
    10,000   Iberdrola SA .....................................          100,517
   100,000   Iberdrola SA, ADR ................................        4,011,690

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                        --------------
    85,000   Korea Electric Power Corp., ADR ..................   $    1,053,150
   121,500   Kyushu Electric Power Co. Inc. ...................        2,513,281
    22,000   Maine & Maritimes Corp.+ .........................          724,900
    80,000   MGE Energy Inc. ..................................        2,844,000
    35,102   National Grid plc, ADR ...........................        2,254,250
   255,000   NiSource Inc. ....................................        3,763,800
   600,000   NSTAR ............................................       20,100,000
   440,000   OGE Energy Corp. .................................       13,587,200
    30,000   Ormat Technologies Inc. ..........................        1,089,900
   320,000   Progress Energy Inc. .............................       13,801,600
   300,000   Public Service Enterprise Group Inc. .............        9,837,000
   121,500   Shikoku Electric Power Co. Inc. ..................        3,038,785
    15,000   TECO Energy Inc. .................................          235,950
   121,500   The Chugoku Electric Power Co. Inc. ..............        2,484,721
    45,000   The Empire District Electric Co. .................          960,750
   121,500   The Kansai Electric Power Co. Inc. ...............        2,684,641
   108,000   The Tokyo Electric Power Co. Inc. ................        2,630,060
   121,500   Tohoku Electric Power Co. Inc. ...................        2,598,961
   205,000   Vectren Corp. ....................................        5,709,250
   470,000   Westar Energy Inc. ...............................       10,828,800
    85,000   Wisconsin Energy Corp. ...........................        3,816,500
   200,000   Xcel Energy Inc. .................................        3,998,000
                                                                  --------------
                                                                     185,087,784
                                                                  --------------
             ENERGY AND UTILITIES: NATURAL GAS -- 3.7%
     8,000   AGL Resources Inc. ...............................          251,040
    50,000   Atmos Energy Corp. ...............................        1,331,000
    20,000   Delta Natural Gas Co. Inc. .......................          512,200
     6,000   Energen Corp. ....................................          271,680
     2,000   EnergySouth Inc. .................................          122,860
    20,000   Kinder Morgan Energy Partners LP .................        1,040,600
   350,000   National Fuel Gas Co. ............................       14,763,000
   210,000   Nicor Inc. .......................................        9,313,500
   220,000   ONEOK Inc. .......................................        7,568,000
   200,000   Sempra Energy ....................................       10,094,000
    35,000   South Jersey Industries Inc. .....................        1,249,500
   100,000   Southern Union Co. ...............................        2,065,000
   190,000   Southwest Gas Corp. ..............................        5,749,400
   600,000   Spectra Energy Corp. .............................       14,280,000
    60,000   The Laclede Group Inc. ...........................        2,909,400
                                                                  --------------
                                                                      71,521,180
                                                                  --------------
             ENERGY AND UTILITIES: OIL -- 10.9%
    40,000   Anadarko Petroleum Corp. .........................        1,940,400
    39,000   Apache Corp. .....................................        4,066,920
    45,000   BG Group plc, ADR ................................        4,062,618
   160,000   BP plc, ADR ......................................        8,027,200
    80,000   Cameron International Corp.+ .....................        3,083,200
    85,000   Chesapeake Energy Corp. ..........................        3,048,100
   243,000   Chevron Corp. ....................................       20,042,640

               See accompanying notes to schedule of investments.

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                        --------------
             COMMON STOCKS (CONTINUED)
             ENERGY AND UTILITIES: OIL (CONTINUED)
     1,000   Cimarex Energy Co. ...............................   $       48,910
   330,000   ConocoPhillips ...................................       24,172,500
    78,000   Devon Energy Corp. ...............................        7,113,600
   170,000   Eni SpA, ADR .....................................        9,001,500
   210,000   Exxon Mobil Corp. ................................       16,308,600
     2,000   First Calgary Petroleums Ltd.+ ...................            6,352
    30,000   Hess Corp. .......................................        2,462,400
   475,000   Marathon Oil Corp. ...............................       18,938,250
   140,000   Murphy Oil Corp. .................................        8,979,600
     1,000   Niko Resources Ltd. ..............................           53,756
   295,000   Occidental Petroleum Corp. .......................       20,782,750
    18,000   PetroChina Co. Ltd., ADR .........................        1,849,140
    60,000   Petroleo Brasileiro SA, ADR ......................        2,637,000
   270,000   Repsol YPF SA, ADR ...............................        8,008,200
   200,000   Royal Dutch Shell plc, Cl. A, ADR ................       11,802,000
   845,000   StatoilHydro ASA, ADR ............................       20,111,000
   180,000   Sunoco Inc. ......................................        6,404,400
   190,000   Total SA, ADR ....................................       11,529,200
                                                                  --------------
                                                                     214,480,236
                                                                  --------------
             ENERGY AND UTILITIES: SERVICES -- 3.5%
   120,000   ABB Ltd., ADR ....................................        2,328,000
       500   Awilco Offshore ASA+ .............................            7,192
    20,000   Baker Hughes Inc. ................................        1,210,800
   110,000   Diamond Offshore Drilling Inc. ...................       11,336,600
    10,000   Exterran Holdings Inc.+ ..........................          319,600
   590,000   Halliburton Co. ..................................       19,110,100
     4,000   Nabors Industries Ltd.+ ..........................           99,680
    10,000   Noble Corp. ......................................          439,000
    30,000   Oceaneering International Inc.+ ..................        1,599,600
   210,000   Rowan Companies Inc. .............................        6,415,500
   120,000   Schlumberger Ltd. ................................        9,370,800
    45,000   Transocean Inc.+ .................................        4,942,800
   421,000   Weatherford International Ltd.+ ..................       10,583,940
                                                                  --------------
                                                                      67,763,612
                                                                  --------------
             ENERGY AND UTILITIES: WATER -- 0.8%
    11,000   American States Water Co. ........................          423,500
   340,000   American Water Works Co. Inc. ....................        7,310,000
    63,333   Aqua America Inc. ................................        1,126,061
     6,000   Artesian Resources Corp., Cl. A ..................          101,580
     3,000   California Water Service Group ...................          115,500
    11,500   Connecticut Water Service Inc. ...................          332,925
     1,000   Consolidated Water Co. Ltd. ......................           17,020
     6,000   Middlesex Water Co. ..............................          104,820
    60,000   Pennichuck Corp. .................................        1,380,000
    82,000   SJW Corp. ........................................        2,457,540
    16,800   Southwest Water Co. ..............................          214,200

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                        --------------
     5,000   Suez SA ..........................................   $      243,971
   168,000   Suez SA, Strips+ .................................            2,365
    27,818   United Utilities Group plc, ADR ..................          689,216
     9,000   York Water Co. ...................................          111,420
                                                                  --------------
                                                                      14,630,118
                                                                  --------------
             ENTERTAINMENT -- 1.0%
     8,000   Grupo Televisa SA, ADR ...........................          174,960
   360,000   Take-Two Interactive Software Inc. ...............        5,904,000
   500,000   Time Warner Inc. .................................        6,555,000
   200,000   Vivendi ..........................................        6,199,935
                                                                  --------------
                                                                      18,833,895
                                                                  --------------
             ENVIRONMENTAL SERVICES -- 0.7%
     1,000   Hyflux Ltd. ......................................            1,684
    12,375   Veolia Environnement .............................          502,871
   420,000   Waste Management Inc. ............................       13,225,800
                                                                  --------------
                                                                      13,730,355
                                                                  --------------
             EQUIPMENT AND SUPPLIES -- 1.4%
    99,000   CIRCOR International Inc. ........................        4,299,570
    30,000   Lufkin Industries Inc. ...........................        2,380,500
    60,000   Mueller Industries Inc. ..........................        1,380,600
   420,000   RPC Inc. .........................................        5,905,200
   240,000   Tenaris SA, ADR ..................................        8,949,600
   465,000   Xerox Corp. ......................................        5,361,450
                                                                  --------------
                                                                      28,276,920
                                                                  --------------
             FINANCIAL SERVICES -- 14.2%
   150,000   Aflac Inc. .......................................        8,812,500
   200,000   AllianceBernstein Holding LP .....................        7,402,000
   440,000   American Express Co. .............................       15,589,200
    80,000   Astoria Financial Corp. ..........................        1,658,400
   150,000   Bank of America Corp. ............................        5,250,000
     4,000   BlackRock Inc. ...................................          778,000
   130,000   Capital One Financial Corp. ......................        6,630,000
   200,000   CIT Group Inc. ...................................        1,392,000
   250,000   Citigroup Inc. ...................................        5,127,500
    25,000   CME Group Inc. ...................................        9,287,750
   120,000   Deutsche Bank AG .................................        8,734,800
   595,000   Discover Financial Services ......................        8,222,900
   300,400   Federal National Mortgage Association ............          459,612
    78,909   Fidelity National Financial Inc., Cl. A ..........        1,159,962
    86,496   Fidelity National Information Services Inc. ......        1,596,716
    70,000   Flushing Financial Corp. .........................        1,225,000
    60,000   Hilb Rogal & Hobbs Co. ...........................        2,804,400
   160,000   HSBC Holdings plc, ADR ...........................       12,932,800
    90,000   Hudson City Bancorp Inc. .........................        1,660,500
   125,000   Invesco Ltd. .....................................        2,622,500

               See accompanying notes to schedule of investments.

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                        --------------
             COMMON STOCKS (CONTINUED)
             FINANCIAL SERVICES (CONTINUED)
   420,000   JPMorgan Chase & Co. .............................   $   19,614,000
   130,000   Legg Mason Inc. ..................................        4,947,800
    26,000   M&T Bank Corp. ...................................        2,320,500
   180,000   Marshall & Ilsley Corp. ..........................        3,627,000
   520,000   Merrill Lynch & Co., Inc. ........................       13,156,000
   175,000   Moody's Corp. ....................................        5,950,000
   110,000   National Australia Bank Ltd., ADR ................        2,104,993
    65,000   Nationwide Financial Services Inc., Cl. A ........        3,206,450
   275,000   New York Community Bancorp Inc. ..................        4,617,250
   270,000   NewAlliance Bancshares Inc. ......................        4,058,100
    62,000   Philadelphia Consolidated Holding Co.+ ...........        3,631,340
   220,000   PNC Financial Services Group Inc. ................       16,434,000
   285,000   SLM Corp.+ .......................................        3,516,900
   150,000   State Street Corp. ...............................        8,532,000
    95,050   Sterling Bancorp .................................        1,374,423
   120,000   T. Rowe Price Group Inc. .........................        6,445,200
   105,000   The Allstate Corp. ...............................        4,842,600
   400,000   The Bank of New York Mellon Corp. ................       13,032,000
    50,000   The Blackstone Group LP ..........................          767,000
   290,000   The Travelers Companies Inc. .....................       13,108,000
     1,000   UnionBanCal Corp. ................................           73,290
    62,522   Valley National Bancorp ..........................        1,310,461
   250,000   Wachovia Corp. ...................................          875,000
   400,000   Waddell & Reed Financial Inc., Cl. A .............        9,900,000
    60,000   Webster Financial Corp. ..........................        1,515,000
   560,000   Wells Fargo & Co. ................................       21,016,800
   180,000   Wilmington Trust Corp. ...........................        5,189,400
                                                                  --------------
                                                                     278,512,047
                                                                  --------------
             FOOD AND BEVERAGE -- 12.2%
   350,000   Anheuser-Busch Companies Inc. ....................       22,708,000
   200,000   Cadbury plc, ADR .................................        8,188,000
    80,000   Campbell Soup Co. ................................        3,088,000
   140,000   China Mengniu Dairy Co. Ltd. .....................          142,797
   230,000   ConAgra Foods Inc. ...............................        4,475,800
   960,000   Davide Campari-Milano SpA ........................        7,710,219
   200,000   Dr. Pepper Snapple Group Inc.+ ...................        5,296,000
   285,000   General Mills Inc. ...............................       19,585,200
   270,000   Groupe Danone ....................................       19,005,251
    90,000   H.J. Heinz Co. ...................................        4,497,300
   220,000   ITO EN Ltd. ......................................        2,811,151
    50,000   ITO EN Ltd., Preference ..........................          515,256
     1,000   Kellogg Co. ......................................           56,100
   210,000   Kikkoman Corp. ...................................        2,807,766
   400,000   Kraft Foods Inc., Cl. A ..........................       13,100,000

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                        --------------
   170,000   Morinaga Milk Industry Co. Ltd. ..................   $      479,526
   270,000   Nissin Food Products Co. Ltd. ....................        9,545,390
   500,000   Parmalat SpA .....................................        1,168,471
   339,450   Parmalat SpA, GDR (b)(c) .........................          791,496
   320,000   PepsiAmericas Inc. ...............................        6,630,400
    59,000   Pernod-Ricard SA .................................        5,131,446
     8,000   Remy Cointreau SA ................................          373,686
 1,200,000   Sara Lee Corp. ...................................       15,156,000
   300,000   The Coca-Cola Co. ................................       15,864,000
   404,000   The Hershey Co. ..................................       15,974,160
   500,000   Wm. Wrigley Jr. Co. ..............................       39,700,000
     3,000   Wm. Wrigley Jr. Co., Cl. B .......................          237,000
   465,000   YAKULT HONSHA Co. Ltd. ...........................       14,296,930
                                                                  --------------
                                                                     239,335,345
                                                                  --------------
             HEALTH CARE -- 3.8%
    25,000   Advanced Medical Optics Inc.+ ....................          444,500
   100,000   Alpharma Inc., Cl. A+ ............................        3,689,000
    13,000   Apria Healthcare Group Inc.+ .....................          237,120
   200,000   Boston Scientific Corp.+ .........................        2,454,000
   115,000   Bristol-Myers Squibb Co. .........................        2,397,750
    55,000   Covidien Ltd. ....................................        2,956,800
     1,000   CryoCath Technologies Inc.+ ......................            7,733
       500   Datascope Corp. ..................................           25,815
   150,000   Eli Lilly & Co. ..................................        6,604,500
     6,000   Fresenius Kabi Pharmaceuticals Holding Inc.,
                CVR+ ..........................................            3,900
    61,000   Genentech Inc.+ ..................................        5,409,480
     3,000   ImClone Systems Inc.+                                       187,320
   100,000   IMS Health Inc. ..................................        1,891,000
    50,000   Johnson & Johnson ................................        3,464,000
   200,000   Merck & Co. Inc. .................................        6,312,000
   120,000   Owens & Minor Inc. ...............................        5,820,000
 1,050,000   Pfizer Inc. ......................................       19,362,000
    26,000   Schiff Nutrition International Inc.+ .............          177,580
    19,300   Sciele Pharma Inc.+ ..............................          594,247
    25,000   St. Jude Medical Inc.+ ...........................        1,087,250
    20,000   Vital Signs Inc. .................................        1,478,000
   130,000   Wyeth ............................................        4,802,200
    75,000   Zimmer Holdings Inc.+ ............................        4,842,000
                                                                  --------------
                                                                      74,248,195
                                                                  --------------
             HOTELS AND GAMING -- 0.3%
    80,000   Boyd Gaming Corp. ................................          748,800
   690,000   Ladbrokes plc ....................................        2,287,815
    45,000   Las Vegas Sands Corp.+ ...........................        1,624,950
    70,000   Pinnacle Entertainment Inc.+ .....................          529,200
                                                                  --------------
                                                                       5,190,765
                                                                  --------------

               See accompanying notes to schedule of investments.

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                        --------------
             COMMON STOCKS (CONTINUED)
             MACHINERY -- 0.3%
   186,400   CNH Global NV ....................................   $    4,108,256
    44,000   Deere & Co. ......................................        2,178,000
     1,000   Gehl Co.+ ........................................           29,430
                                                                  --------------
                                                                       6,315,686
                                                                  --------------
             MANUFACTURED HOUSING AND
             RECREATIONAL VEHICLES -- 0.0%
    17,000   Skyline Corp. ....................................          449,310
                                                                  --------------
             METALS AND MINING -- 0.7%
   200,000   Alcoa Inc. .......................................        4,516,000
    10,000   Alliance Holdings GP LP ..........................          200,300
     7,500   Alpha Natural Resources Inc.+ ....................          385,725
    17,000   Arch Coal Inc. ...................................          559,130
     8,000   BHP Billiton Ltd., ADR ...........................          415,920
     1,000   Fording Canadian Coal Trust ......................           83,000
    98,000   Freeport-McMoRan Copper & Gold Inc. ..............        5,571,300
    10,000   Massey Energy Co. ................................          356,700
    20,000   Peabody Energy Corp. .............................          900,000
     2,000   Rio Tinto plc, ADR ...............................          499,000
     3,000   Westmoreland Coal Co.+ ...........................           47,400
                                                                  --------------
                                                                      13,534,475
                                                                  --------------
             PAPER AND FOREST PRODUCTS -- 0.6%
   415,000   International Paper Co. ..........................       10,864,700
                                                                  --------------
             PUBLISHING -- 0.4%
    35,000   Idearc Inc. ......................................           43,750
 1,750,000   Il Sole 24 Ore ...................................        7,415,567
                                                                  --------------
                                                                       7,459,317
                                                                  --------------
             REAL ESTATE -- 0.0%
    18,000   Brookfield Asset Management Inc., Cl. A ..........          493,920
                                                                  --------------
             RETAIL -- 2.1%
   210,000   CVS Caremark Corp. ...............................        7,068,600
   142,000   Ingles Markets Inc., Cl. A .......................        3,241,860
    25,000   Longs Drug Stores Corp. ..........................        1,891,000
   410,000   Safeway Inc. .....................................        9,725,200
    22,000   Saks Inc.+ .......................................          203,500
   310,000   Sally Beauty Holdings Inc.+ ......................        2,666,000
    85,000   SUPERVALU Inc. ...................................        1,844,500
   130,000   The Great Atlantic & Pacific Tea Co. Inc.+ .......        1,406,600
   360,000   Walgreen Co. .....................................       11,145,600
    90,000   Whole Foods Market Inc. ..........................        1,802,700
       500   Zones Inc.+ ......................................            4,125
                                                                  --------------
                                                                      40,999,685
                                                                  --------------

 SHARES/                                                              MARKET
  UNITS                                                                VALUE
----------                                                        --------------
             SPECIALTY CHEMICALS -- 2.1%
     5,000   Arkema, ADR ......................................   $      180,849
   100,000   Ashland Inc. .....................................        2,924,000
   170,000   E.I. du Pont de Nemours & Co. ....................        6,851,000
   260,000   Ferro Corp. ......................................        5,226,000
   240,000   Hercules Inc. ....................................        4,749,600
       300   Nevada Chemicals Inc. ............................            3,954
   100,000   Olin Corp. .......................................        1,940,000
   180,000   Rohm & Haas Co. ..................................       12,600,000
   230,000   The Dow Chemical Co. .............................        7,309,400
                                                                  --------------
                                                                      41,784,803
                                                                  --------------
             TELECOMMUNICATIONS -- 5.5%
   585,000   AT&T Inc. ........................................       16,333,200
   240,000   BCE Inc. .........................................        8,330,400
    47,125   Bell Aliant Regional Communications
                Income Fund+ (b)(d) ...........................        1,177,654
    71,000   BT Group plc, ADR ................................        2,059,710
    30,000   CenturyTel Inc. ..................................        1,099,500
    55,000   Compania de Telecomunicaciones de
                Chile SA, ADR .................................          374,550
   645,000   Deutsche Telekom AG, ADR .........................        9,823,350
    24,959   FairPoint Communications Inc. ....................          216,395
    55,000   France Telecom SA, ADR ...........................        1,540,550
    31,700   Hellenic Telecommunications Organization SA ......          563,195
   219,800   Hellenic Telecommunications
                Organization SA, ADR ..........................        1,978,200
   215,000   Portugal Telecom SGPS SA .........................        2,150,515
   250,000   Qwest Communications International Inc. ..........          807,500
 1,000,000   Sprint Nextel Corp. ..............................        6,100,000
    20,000   Telecom Corp. of New Zealand Ltd., ADR ...........          183,800
   190,000   Telecom Italia SpA, ADR ..........................        2,834,800
    16,000   Telefonica SA, ADR ...............................        1,143,840
   196,000   Telefonos de Mexico SAB de CV, Cl. L, ADR ........        5,047,000
    70,000   Telephone & Data Systems Inc., Special ...........        2,513,000
   196,000   Telmex Internacional SAB de CV, ADR ..............        2,548,000
   130,000   Telstra Corp. Ltd., ADR ..........................        2,143,167
    76,100   TELUS Corp., Non-Voting, ADR .....................        2,706,116
 1,000,000   Verizon Communications Inc. ......................       32,090,000
   170,000   Vodafone Group plc, ADR ..........................        3,757,000
                                                                  --------------
                                                                     107,521,442
                                                                  --------------

               See accompanying notes to schedule of investments.

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                        --------------
             COMMON STOCKS (CONTINUED)
             TRANSPORTATION -- 0.6%
     3,000   Frontline Ltd. ...................................   $      144,210
   250,000   GATX Corp. .......................................        9,892,500
    24,000   Golden Ocean Group Ltd. ..........................           57,437
    27,000   Kansas City Southern+ ............................        1,197,720
     3,000   Ship Finance International Ltd. ..................           64,680
    22,000   Teekay Corp. .....................................          580,360
                                                                  --------------
                                                                      11,936,907
                                                                  --------------
             WIRELESS COMMUNICATIONS -- 0.3%
     5,000   Crown Castle International Corp.+ ................          144,850
   111,030   United States Cellular Corp.+ ....................        5,209,528
    14,000   Vimpel-Communications, ADR .......................          284,200
                                                                  --------------
                                                                       5,638,578
                                                                  --------------
             TOTAL COMMON STOCKS                                   1,829,817,361
                                                                  --------------
             CONVERTIBLE PREFERRED STOCKS -- 0.9%
             AGRICULTURE -- 0.0%
    12,000   Archer-Daniels-Midland Co.,
                6.250% Cv. Pfd. ...............................          358,440
                                                                  --------------
             BROADCASTING -- 0.0%
    21,460   Emmis Communications Corp.,
                6.250% Cv. Pfd., Ser. A .......................          394,864
                                                                  --------------
             BUILDING AND CONSTRUCTION -- 0.0%
       200   Fleetwood Capital Trust,
                6.000% Cv. Pfd. ...............................            2,050
                                                                  --------------
             DIVERSIFIED INDUSTRIAL -- 0.0%
    34,000   Smurfit-Stone Container Corp.,
                7.000% Cv. Pfd., Ser. A .......................          443,360
                                                                  --------------
             ENERGY AND UTILITIES -- 0.3%
     5,000   Chesapeake Energy Corp.,
                5.000% Cv. Pfd. (b) ...........................          527,500
   129,000   El Paso Energy Capital Trust I,
                4.750% Cv. Pfd. ...............................        4,295,700
                                                                  --------------
                                                                       4,823,200
                                                                  --------------
             FINANCIAL SERVICES -- 0.2%
     1,500   Doral Financial Corp.,
                4.750% Cv. Pfd. ...............................          124,875
   110,000   Newell Financial Trust I,
                5.250% Cv. Pfd. ...............................        4,269,375
                                                                  --------------
                                                                       4,394,250
                                                                  --------------
             HEALTH CARE -- 0.0%
     6,000   Omnicare Inc.,
                4.000% Cv. Pfd., Ser. B .......................          240,000
                                                                  --------------

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                        --------------
             TELECOMMUNICATIONS -- 0.4%
    50,000   Cincinnati Bell Inc.,
                6.750% Cv. Pfd., Ser. B .......................   $    1,727,500
   110,000   Crown Castle International Corp.,
                6.250% Cv. Pfd. ...............................        4,702,500
                                                                  --------------
                                                                       6,430,000
                                                                  --------------
             TRANSPORTATION -- 0.0%
     1,500   GATX Corp., $2.50 Cv. Pfd. .......................          312,765
                                                                  --------------
             TOTAL CONVERTIBLE
                PREFERRED STOCKS ..............................       17,398,929
                                                                  --------------
             RIGHTS -- 0.0%
             ENERGY AND UTILITIES: WATER -- 0.0%
     5,000   Suez Environnement SA+ ...........................           31,605
                                                                  --------------
             WARRANTS -- 0.0%
             FOOD AND BEVERAGE -- 0.0%
       650   Parmalat SpA, GDR,
                expire 12/31/15+ (b)(c)(d) ....................              407
                                                                  --------------

 PRINCIPAL
  AMOUNT
----------
             CONVERTIBLE CORPORATE BONDS -- 1.2%
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
   500,000   Standard Motor Products Inc.,
                Sub. Deb. Cv.,
                6.750%, 07/15/09 ..............................          478,750
                                                                  --------------
             BROADCASTING -- 0.5%
10,000,000   Sinclair Broadcast Group Inc.,
                Sub. Deb. Cv.,
                6.000%, 09/15/12 ..............................        8,562,500
                                                                  --------------
             COMMUNICATIONS EQUIPMENT -- 0.5%
10,000,000   Agere Systems Inc., Sub. Deb. Cv.,
                6.500%, 12/15/09 ..............................       10,150,000
                                                                  --------------
             REAL ESTATE -- 0.0%
 1,100,000   Palm Harbor Homes Inc., Cv.,
                3.250%, 05/15/24 ..............................          664,125
                                                                  --------------
             RETAIL -- 0.2%
 5,200,000   The Great Atlantic &
                Pacific Tea Co. Inc., Cv.,
                5.125%, 06/15/11 ..............................        3,789,500
                                                                  --------------
             TOTAL CONVERTIBLE
                CORPORATE BONDS ...............................       23,644,875
                                                                  --------------

               See accompanying notes to schedule of investments.

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

 PRINCIPAL                                                            MARKET
  AMOUNT                                                              VALUE
----------                                                        --------------
              U.S. GOVERNMENT OBLIGATIONS -- 4.4%
$86,753,000   U.S. Treasury Bills,
                 0.150% to 1.957%++,
                 10/02/08 to 01/29/09 .........................   $   86,644,321
                                                                  --------------
TOTAL INVESTMENTS -- 100.0%
   (Cost $1,946,413,637) ......................................   $1,957,537,498
                                                                  ==============
      Aggregate book cost .....................................   $1,946,413,637
                                                                  ==============
      Gross unrealized appreciation ...........................   $  240,239,138
      Gross unrealized depreciation ...........................     (229,115,277)
                                                                  --------------
      Net unrealized appreciation/(depreciation) ..............   $   11,123,861
                                                                  ==============

----------

(a) Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the market value of Rule 144A securities amounted to $2,497,057 or 0.13% of total investments. Except as noted in (c), these securities are liquid.

(c) At September 30, 2008, the Fund held investments in restricted and illiquid securities amounting to $791,903 or 0.04% of total investments, which were valued under methods approved by the Board of Trustees as follows:

                                                                                  09/30/08
ACQUISITION                                        ACQUISITION   ACQUISITION   CARRYING VALUE
   SHARES     ISSUER                                   DATE          COST         PER UNIT
-----------   ----------------------------------   -----------   -----------   --------------
    339,450   Parmalat SpA, GDR ................     12/02/03      $981,615       $2.3317
        650   Parmalat SpA, GDR
                 warrants expire 12/31/15 ......     11/09/05            --        0.6262

(d) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At September 30, 2008, the market value of fair valued securities amounted to $1,178,061 or 0.06% of total investments.

+    Non-income producing security.

++   Represents annualized yield at date of purchase.

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

                                                          % OF
                                                         MARKET       MARKET
GEOGRAPHIC DIVERSIFICATION                                VALUE       VALUE
--------------------------                               ------   --------------
North America .......................................     80.3%   $1,571,431,800
Europe ..............................................     12.9       251,838,206
Latin America .......................................      3.2        62,978,600
Japan ...............................................      3.2        62,956,678
Asia/Pacific ........................................      0.4         8,332,214
                                                         -----    --------------
Total Investments ...................................    100.0%   $1,957,537,498
                                                         =====    ==============

               See accompanying notes to schedule of investments.

                       THE GABELLI DIVIDEND & INCOME TRUST
                  NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of September 30, 2008 is as follows:

                                                                 OTHER FINANCIAL
                                                INVESTMENTS IN     INSTRUMENTS
                                                  SECURITIES       (UNREALIZED
VALUATION INPUTS                                (MARKET VALUE)    DEPRECIATION)*
----------------                                --------------   ---------------
Level 1 - Quoted Prices                         $1,847,726,644             --
Level 2 - Other Significant Observable Inputs      109,810,854    $(1,283,859)
                                                --------------    -----------
Total                                           $1,957,537,498    $(1,283,859)
                                                ==============    ===========

----------
* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation on the investment.

In March 2008, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

                       THE GABELLI DIVIDEND & INCOME TRUST
            NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)

2. SWAP AGREEMENTS. The Fund may enter into equity, contract for difference, and interest rate swap or cap transactions. The use of swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Swap agreements may involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the "counterparty") periodically a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is intended to approximate the Fund's variable rate payment obligation on Series B Preferred Shares. In an interest rate cap, the Fund would pay a premium to the counterparty and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from that counterparty payments of the difference based on the notional amount of such cap. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Swap and cap transactions introduce additional risk because the Fund would remain obligated to pay preferred share dividends when due in accordance with the Statement of Preferences even if the counterparty defaulted. If there is a default by the counterparty to a swap contract, the Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to a swap contract or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk. Depending on the general state of short-term interest rates and the returns on the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time a swap or a cap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.

The Fund has entered into an interest rate swap agreement with Citibank N.A. Under the agreement the Fund receives a variable rate of interest and pays a respective fixed rate of interest on the nominal value of the swap. Details of the swap at September 30, 2008 are as follows:

  NOTIONAL                     FLOATING RATE*      TERMINATION   NET UNREALIZED
   AMOUNT      FIXED RATE   (RATE RESET MONTHLY)       DATE       DEPRECIATION
------------   ----------   --------------------   -----------   --------------
$100,000,000      4.01%           2.48563%           06/02/10     $(1,019,941)

----------
*    Based on LIBOR (London Interbank Offered Rate).

The Fund has entered into a contract for difference swap agreements with Bear, Stearns International Limited. Details of the swap at September 30, 2008 are as follows:

        NOTIONAL              EQUITY SECURITY          INTEREST RATE/       TERMINATION   NET UNREALIZED
         AMOUNT                   RECEIVED         EQUITY SECURITY PAID         DATE       DEPRECIATION
---------------------------   ----------------   ------------------------   -----------   --------------
                                                 Overnight LIBOR plus
                              Market Value       40 bps plus Market Value
                              Appreciation on:   Depreciation on:
$2,318,911 (204,803 Shares)   Cadbury plc        Cadbury plc                  02/16/09      $(263,918)

3. TAX INFORMATION. Under the current tax law, capital and currency losses realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following fiscal year. Post October currency losses at the fiscal year ended December 31, 2007 were $99,471.

                              TRUSTEES AND OFFICERS
                       THE GABELLI DIVIDEND & INCOME TRUST
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

TRUSTEES
Mario J. Gabelli, CFA
   CHAIRMAN & CHIEF EXECUTIVE OFFICER,
   GAMCO INVESTORS, INC.

Anthony J. Colavita
   ATTORNEY-AT-LAW,
   ANTHONY J. COLAVITA, P.C.

James P. Conn
   FORMER MANAGING DIRECTOR &
   CHIEF INVESTMENT OFFICER,
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.

Mario d'Urso
   FORMER ITALIAN SENATOR

Frank J. Fahrenkopf, Jr.
   PRESIDENT & CHIEF EXECUTIVE OFFICER,
   AMERICAN GAMING ASSOCIATION

Michael J. Melarkey
  ATTORNEY-AT-LAW,
  AVANSINO, MELARKEY, KNOBEL & MULLIGAN

Salvatore M. Salibello
   CERTIFIED PUBLIC ACCOUNTANT,
   SALIBELLO & BRODER, LLP

Edward T. Tokar
   SENIOR MANAGING DIRECTOR,
   BEACON TRUST COMPANY

Anthonie C. van Ekris
   CHAIRMAN, BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
   CHAIRMAN, ZIZZA & CO., LTD.

OFFICERS

Bruce N. Alpert
   PRESIDENT

Carter W. Austin
   VICE PRESIDENT

Peter D. Goldstein
   CHIEF COMPLIANCE OFFICER

Agnes Mullady
   TREASURER AND SECRETARY

INVESTMENT ADVISER
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

CUSTODIAN
State Street Bank and Trust Company

COUNSEL
Skadden, Arps, Slate, Meagher & Flom LLP

TRANSFER AGENT AND REGISTRAR
Computershare Trust Company, N.A.

STOCK EXCHANGE LISTING

                                     5.875%       6.00%
                        Common     Preferred   Preferred
                      ----------   ---------   ---------
NYSE-Symbol:             GDV        GDV PrA     GDV PrD
Shares Outstanding:   83,782,037   3,199,000   2,600,000

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading "General Equity Funds," in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "General Equity Funds."

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI
(800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund's shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI DIVIDEND & INCOME TRUST
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM

                                                          THIRD QUARTER REPORT
                                                          SEPTEMBER 30, 2008

                                                                     GDV Q3/2008

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Dividend & Income Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                                November 24, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                                November 24, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date                                November 24, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.